SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Contract assets	$ 1,953	$ 852
Deferred revenue - current	6,213	7,275
Deferred revenue - noncurrent	6,317	3,346
Change in contract assets	1,101
Change in deferred revenue - current	(1,062)
Change in deferred revenue - noncurrent	2,971
Deferred revenue recognized in revenue	$ 6,073	$ 5,009